Financial information by segment, Business sectors (Details) ft³ / d in Millions	6 Months Ended
Jun. 30, 2020 ft³ / d MW Plant SolarPlatform Line WindFarm mi
United States [Member] | Renewable Energy [Member] | Solana [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant	1
Gross capacity	280
United States [Member] | Renewable Energy [Member] | Mojave [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant	1
Gross capacity	280
Spain [Member] | Renewable Energy [Member]
Financial information by segment [Abstract]
Number of contracted assets | SolarPlatform	8
Spain [Member] | Renewable Energy [Member] | PS10/PS20 [Member]
Financial information by segment [Abstract]
Gross capacity	31
Spain [Member] | Renewable Energy [Member] | Solacor 1 and Solacor 2 [Member]
Financial information by segment [Abstract]
Gross capacity	100
Spain [Member] | Renewable Energy [Member] | Solaben 2 and 3 [Member]
Financial information by segment [Abstract]
Gross capacity	100
Spain [Member] | Renewable Energy [Member] | Helioenergy 1 and 2 [Member]
Financial information by segment [Abstract]
Gross capacity	100
Spain [Member] | Renewable Energy [Member] | Helios 1 and 2 [Member]
Financial information by segment [Abstract]
Gross capacity	100
Spain [Member] | Renewable Energy [Member] | Solnova 1, 3 and 4 [Member]
Financial information by segment [Abstract]
Gross capacity	150
Spain [Member] | Renewable Energy [Member] | Solaben 1 and 6 [Member]
Financial information by segment [Abstract]
Gross capacity	100
Spain [Member] | Renewable Energy [Member] | Seville PV [Member]
Financial information by segment [Abstract]
Gross capacity	1
South Africa [Member] | Renewable Energy [Member] | Kaxu [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant	1
Gross capacity	100
Chile [Member] | Renewable Energy [Member] | Chile PV 1 [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant	1
Gross capacity	55
Chile [Member] | Electric Transmission Lines [Member] | Quadra 1, Quadra 2, Palmucho and Chile TL3 [Member]
Financial information by segment [Abstract]
Number of contracted assets | Line	4
Length of transmission lines | mi	137
Uruguay [Member] | Renewable Energy [Member] | Palmatir [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm	1
Gross capacity	50
Uruguay [Member] | Renewable Energy [Member] | Cadonal [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm	1
Gross capacity	50
Uruguay [Member] | Renewable Energy [Member] | Melowind [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm	1
Gross capacity	50
Mexico [Member] | Efficient Natural Gas [Member] | ACT [Member]
Financial information by segment [Abstract]
Gross capacity	300
Term of take-or-pay contract	20 years
Mexico [Member] | Efficient Natural Gas [Member] | Monterrey [Member]
Financial information by segment [Abstract]
Gross capacity	142
Installed capacity	130
Battery capacity	12
Peru [Member] | Renewable Energy [Member]
Financial information by segment [Abstract]
Gross capacity	4
Peru [Member] | Electric Transmission Lines [Member] | ATN, ATS and ATN2 [Member]
Financial information by segment [Abstract]
Number of contracted assets | Line	3
Length of transmission lines | mi	1,029
Algeria [Member] | Water [Member] | Honaine, Skikda And Tenes [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant	3
Aggregate capacity | ft³ / d	17.5